Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Components of Other Comprehensive Income (Loss)
The components of other comprehensive income (loss), including reclassification adjustments by income statement line item, for the years ended December 31, were as follows:

				Components of Changes in Accumulated Other Comprehensive Income (after tax)
(millions)	Pretax total accumulated other comprehensive income (loss)	Total tax (provision) benefit	After tax total accumulated other comprehensive income (loss)	Total net unrealized gains (losses) on securities	Net unrealized gains (losses) on forecasted transactions	Foreign currency translation adjustment	(Income) loss attributable to NCI
Balance at December 31, 2018	$(153.0)	$32.1	$(120.9)	$(105.6)	$(17.2)	$0	$1.9
Other comprehensive income (loss) before reclassifications:
Investment securities	825.8	(174.9)	650.9	650.9	0	0	0
Forecasted transactions	0	0	0	0	0	0	0
Foreign currency translation adjustment	0	0	0	0	0	0	0
(Income) loss attributable to noncontrolling interest (NCI)	(5.9)	1.3	(4.6)	0	0	0	(4.6)
Total other comprehensive income (loss) before reclassifications	819.9	(173.6)	646.3	650.9	0	0	(4.6)
Less: Reclassification adjustment for amounts realized in net income by income statement line item:
Net impairment losses recognized in earnings	0	0	0	0	0	0	0
Net realized gains (losses) on securities	232.2	(47.7)	184.5	184.5	0	0	0
Other gains (losses)	0	0	0	0	0	0	0
Interest expense	(1.0)	0.2	(0.8)	0	(0.8)	0	0
Total reclassification adjustment for amounts realized in net income	231.2	(47.5)	183.7	184.5	(0.8)	0	0
Total other comprehensive income (loss)	588.7	(126.1)	462.6	466.4	0.8	0	(4.6)
Balance at December 31, 2019	$435.7	$(94.0)	$341.7	$360.8	$(16.4)	$0	$(2.7)

				Components of Changes in Accumulated Other Comprehensive Income (after tax)
(millions)	Pretax total accumulated other comprehensive income (loss)	Total tax (provision) benefit	After tax total accumulated other comprehensive income (loss)	Total net unrealized gains (losses) on securities	Net unrealized gains (losses) on forecasted transactions	Foreign currency translation adjustment	(Income) loss attributable to NCI
Balance at December 31, 2017	$1,977.8	$(695.6)	$1,282.2	$1,295.0	$(14.8)	$0	$2.0
Cumulative effect adjustment[1]	(2,006.0)	705.8	(1,300.2)	(1,300.2)	0	0	0
Reclassification of disproportionate amounts[2]	(4.3)	(3.4)	(7.7)	(1.1)	(3.2)	0	(3.4)
Adjusted balance at December 31, 2017	(32.5)	6.8	(25.7)	(6.3)	(18.0)	0	(1.4)
Other comprehensive income (loss) before reclassifications:
Investment securities	(224.1)	47.0	(177.1)	(177.1)	0	0	0
Forecasted transactions	0	0	0	0	0	0	0
Foreign currency translation adjustment	0	0	0	0	0	0	0
(Income) loss attributable to noncontrolling interest (NCI)	4.3	(1.0)	3.3	0	0	0	3.3
Total other comprehensive income (loss) before reclassifications	(219.8)	46.0	(173.8)	(177.1)	0	0	3.3
Less: Reclassification adjustment for amounts realized in net income by income statement line item:
Net impairment losses recognized in earnings	0	0	0	0	0	0	0
Net realized gains (losses) on securities	(98.3)	20.5	(77.8)	(77.8)	0	0	0
Other gains (losses)	0	0	0	0	0	0	0
Interest expense	(1.0)	0.2	(0.8)	0	(0.8)	0	0
Total reclassification adjustment for amounts realized in net income	(99.3)	20.7	(78.6)	(77.8)	(0.8)	0	0
Total other comprehensive income (loss)	(120.5)	25.3	(95.2)	(99.3)	0.8	0	3.3
Balance at December 31, 2018	$(153.0)	$32.1	$(120.9)	$(105.6)	$(17.2)	$0	$1.9
[1] Reflects the fair value changes on equity securities as of December 31, 2017, which are reported as realized gains (losses) under the new accounting guidance. See Note 1 – Reporting and Accounting Policies for additional information.
[2] Reflects the effect of the change in the U.S. federal tax rate on our available-for-sale fixed-maturity securities and our hedges on forecasted transactions as of December 31, 2017 (see Note 1 – Reporting and Accounting Policies for additional information) and the adjustment to reflect the change in value on (income) loss attributable to NCI in conjunction with the "put" transaction (see Note 15 – Redeemable Noncontrolling Interest for additional information).

				Components of Changes in Accumulated Other Comprehensive Income (after tax)
(millions)	Pretax total accumulated other comprehensive income (loss)	Total tax (provision) benefit	After tax total accumulated other comprehensive income (loss)	Total net unrealized gains (losses) on securities	Net unrealized gains (losses) on forecasted transactions	Foreign currency translation adjustment	(Income) loss attributable to NCI
Total at December 31, 2016	$1,439.5	$(506.1)	$933.4	$939.6	$(9.4)	$(1.1)	$4.3
Other comprehensive income (loss) before reclassifications:
Investment securities	636.9	(224.0)	412.9	412.9	0	0	0
Forecasted transactions	(8.0)	2.8	(5.2)	0	(5.2)	0	0
Foreign currency translation adjustment	0.4	(0.1)	0.3	0	0	0.3	0
(Income) loss attributable to noncontrolling interest (NCI)	(3.5)	1.2	(2.3)	0	0	0	(2.3)
Total other comprehensive income (loss) before reclassifications	625.8	(220.1)	405.7	412.9	(5.2)	0.3	(2.3)
Less: Reclassification adjustment for amounts realized in net income by income statement line item:
Net impairment losses recognized in earnings	(14.9)	5.3	(9.6)	(9.6)	0	0	0
Net realized gains (losses) on securities	103.3	(36.2)	67.1	67.1	0	0	0
Other gains (losses)[1]	(1.2)	0.4	(0.8)	0	0	(0.8)	0
Interest expense	0.3	(0.1)	0.2	0	0.2	0	0
Total reclassification adjustment for amounts realized in net income	87.5	(30.6)	56.9	57.5	0.2	(0.8)	0
Total other comprehensive income (loss)	538.3	(189.5)	348.8	355.4	(5.4)	1.1	(2.3)
Total at December 31, 2017	$1,977.8	$(695.6)	$1,282.2	$1,295.0	$(14.8)	$0	$2.0